Stockholders' Equity (Deficit) (Schedule of Stock Option Valuation Assumptions) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	83.62%
Risk-free interest rate	1.63%
Expected lives (years)	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		107.00%	90.00%
Risk-free interest rate		2.06%	1.39%
Expected lives (years)		5 years 10 months 24 days	5 years 9 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		110.00%	112.00%
Risk-free interest rate		2.23%	2.26%
Expected lives (years)		6 years 6 months	6 years 6 months